PIN-STAT SUP-1 082012
Statutory Prospectus Supplement dated August 20, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:
Invesco Premium Income Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Global Asset Allocation Team
Scott Wolle	Portfolio Manager (lead)	2011
Mark Ahnrud	Portfolio Manager	2011
Chris Devine	Portfolio Manager	2011
Scott Hixon	Portfolio Manager	2011
Christian Ulrich	Portfolio Manager	2011
Emerging Markets Debt Team
Claudia Calich	Portfolio Manager	2011
Jack Deino	Portfolio Manager	2011
Eric Lindenbaum	Portfolio Manager	2011
High Yield Debt Team
Darren Hughes	Portfolio Manager	2011
Scott Roberts	Portfolio Manager	2011
Preferred Equity Team
Peter Hubbard	Portfolio Manager	2011
Jeffrey Kernagis	Portfolio Manager	2011”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
Global Asset Allocation Team

•	Scott Wolle, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1999.

•	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.

•	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1998.

•	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1994.

•	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.
PIN- STAT SUP-1 082012

PIN-STAT SUP-1 082012
Emerging Markets Debt Team

•	Claudia Calich, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2004.

•	Jack Deino, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2006.

•	Eric Lindenbaum, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2004.

High Yield Debt Team

•	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1992.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.

Preferred Equity Team

•	Peter Hubbard, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2005.

•	Jeffrey Kernagis, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2007. From 2005 to 2007, he was a portfolio manager at Claymore Securities, Inc.
        The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, asset class allocations and other portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.
        More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
        The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
PIN- STAT SUP-1 082012

AIF STAT SUP-2 082012
Statutory Prospectus Supplement dated August 20, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Endeavor Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco International Total Return Fund
Invesco China Fund	Invesco Premium Income Fund
Invesco Developing Markets Fund	Invesco Select Companies Fund (formerly named
Invesco Emerging Market Local Currency Debt Fund	Invesco Small Companies Fund)
Invesco Emerging Markets Equity Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – Invesco Premium Income Fund – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Global Asset Allocation Team
Scott Wolle	Portfolio Manager (lead)	2011
Mark Ahnrud	Portfolio Manager	2011
Chris Devine	Portfolio Manager	2011
Scott Hixon	Portfolio Manager	2011
Christian Ulrich	Portfolio Manager	2011
Emerging Markets Debt Team
Claudia Calich	Portfolio Manager	2011
Jack Deino	Portfolio Manager	2011
Eric Lindenbaum	Portfolio Manager	2011
High Yield Debt Team
Darren Hughes	Portfolio Manager	2011
Scott Roberts	Portfolio Manager	2011
Preferred Equity Team
Peter Hubbard	Portfolio Manager	2011
Jeffrey Kernagis	Portfolio Manager	2011”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Premium Income Fund” in the prospectus:
“Global Asset Allocation Team

•	Scott Wolle, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1999.

•	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.

•	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1998.

•	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1994.

•	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.
AIF STAT SUP-2 082012

AIF STAT SUP-2 081612
Emerging Markets Debt Team

•	Claudia Calich, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2004.

•	Jack Deino, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2006.

•	Eric Lindenbaum, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2004.

High Yield Debt Team

•	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1992.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.

Preferred Equity Team

•	Peter Hubbard, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2005.

•	Jeffrey Kernagis, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2007. From 2005 to 2007, he was a portfolio manager at Claymore Securities, Inc.”
AIF STAT SUP-2 082012
2